PREPAYMENTS AND OTHER CURRENT ASSETS (Activity in the allowance for credit losses) (Details)	9 Months Ended
Sep. 30, 2020 CNY (¥)
Activity in the allowance for credit losses
Addition	¥ 4,357,578
At end of period	8,377,578
Adjustment | ASU No. 2016-13
Activity in the allowance for credit losses
At end of period	¥ 4,020,000